Share capital	12 Months Ended
Feb. 28, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share capital
12	Share capital

(i)	Ordinary shares

For the year ended February 29 2020, the Company issued 5,000,000 ordinary shares for a total consideration of US$5,000,000 with no par value.

On November 11, 2020, the Company’s common stock and warrants began trading on the NASDAQ stock exchange under the symbol “TRIT” and TRITW” respectively (See Note 30 – Subsequent Events for a discussion of the status of the trading in the Company’s securities). Pursuant to the terms of the Business Combination Agreement, the Company is authorised and has available for issuance 469,000,001 ordinary shares of par value of US$0.0001 each. Immediately following the business combination, there was 83,195,869 shares of common stock with a par value of US$0.0001 and 25,981,000 warrants outstanding.

As discussed in Note 2.2, the Company has adjusted the shares issued and outstanding prior to November 11, 2020 to give effect to the exchange ratio established in the Business Combination Agreement.

On January 18, 2021, the Company announced a share repurchase program of up to US$50,000,000 of the Company’s shares. 1,831,532 shares have been repurchased and recognised as treasury shares as of February 28, 2021.

As of February 28, 2021, the number of ordinary shares issued and outstanding was 81,364,337.

Subsequent to financial year end on April 20, 2021, the Company completed its share repurchase program, having spent a total of $49.9 million repurchasing 6,671,788 of its ordinary shares and incurring commission fees of $133,000.  As of August 2, 2021, the Company had 6,671,788 treasury shares compared to 1,831,532 treasury shares as of February 28, 2021. The average weighted number of treasury shares for the year ended February 28, 2021 was 33,895.

The Company has been notified by Nasdaq that our securities will be delisted.  We expect that Nasdaq will complete the delisting of the Ordinary Shares and the Triterras Warrants by filing a Form 25 Notification of Delisting with the SEC.

(ii)	Preference shares

As of February 28, 2021, the Company is authorised to issue 30,999,999 preference shares of a par value of US$0.0001 each, of which no shares are issued and/or outstanding.

(iii)	Capital management

The Group’s primary objective when managing capital is to safeguard the Group’s ability to continue as a going concern. Capital consists of ordinary shares and retained earnings of the Group.  The board of directors monitors the return of capital as well as the level of dividends to ordinary shareholders.

The Group is not subject to externally imposed capital requirements.